Shareholders' equity (Additional Information Regarding Repurchase, Reissuance and Retirement of Treasury Stock) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Repurchase of Treasury Stock | To return capital to shareholders
Equity, Class of Treasury Stock [Line Items]
Reason for repurchasing treasury stock	For the years ended March 31, 2020, 2019 and 2018, The repurchase was made to return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.
Number of common shares repurchased	69,532,900	77,622,700	73,708,400
Total purchase price for repurchase of shares	¥ 500,139	¥ 549,986	¥ 499,989
Reissuance of Treasury Stock | Business Cooperation With Mazda
Equity, Class of Treasury Stock [Line Items]
Number of common shares reissued	3,269,500
Amount of reissuance	¥ 24,181